Label	Element	Value
Investor Class Shares Prospectus | MATTHEWS PACIFIC TIGER FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MATTHEWS PACIFIC TIGER FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE OF FUND EXPENSES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the fee waiver for the one year period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Matthews Pacific Tiger Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in Asia ex Japan, which consists of all countries and markets in Asia excluding Japan, but including all other developed, emerging, and frontier countries and markets in the Asian region. A company or other issuer is considered to be “located” in a country or a region, and a security or instrument will deemed to be an Asian (or specific country) security or instrument, if it has substantial ties to that country or region. Matthews currently makes that determination based primarily on one or more of the following criteria: (A) with respect to a company or issuer, whether (i) it is organized under the laws of that country or any country in that region; (ii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) it has the primary trading markets for its securities in that country or region; (iv) it has its principal place of business in or is otherwise headquartered in that country or region; or (v) it is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region; and (B) with respect to an instrument or issue, whether (i) its issuer is headquartered or organized in that country or region; (ii) it is issued to finance a project with significant assets or operations in that country or region; (iii) it is secured or backed by assets located in that country or region; (iv) it is a component or its issuer is included in a recognized securities index for the country or region; or (v) it is denominated in the currency of an Asian country and addresses at least one of the other above criteria. The Fund may also invest in depositary receipts, including American, European and Global Depositary Receipts.

The Fund seeks to invest in companies capable of sustainable growth based on the fundamental characteristics of those companies, including balance sheet information; number of employees; size and stability of cash flow; management’s depth, adaptability and integrity; product lines; marketing strategies; corporate governance; and financial health. Matthews expects that the companies in which the Fund invests typically will be of medium or large size, but the Fund may invest in companies of any size. Matthews measures a company’s size with respect to fundamental criteria such as, but not limited to, market capitalization, book value, revenues, profits, cash flow, dividends paid and number of employees.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investment
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:

Political, Social and Economic Risks of Investing in Asia: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Deflationary factors could also reemerge in certain Asian markets, the potential effects of which are difficult to forecast. While certain Asian governments will have the ability to offset deflationary conditions through fiscal or budgetary measures, others will lack the capacity to do so. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies. Global economic conditions, and international trade, affecting Asian economies and companies could deteriorate as a result of political instability and uncertainty, and politically motivated actions, in the United States and Europe, as well as increased tensions with certain nations such as Russia.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, Asian countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.

Risks Associated with Emerging and Frontier Markets: Many Asian countries are considered emerging or frontier markets (newer or less developed emerging markets are also sometimes referred to as frontier markets). Such markets are often less stable politically and economically than developed markets such as the United States, and investing in these markets involves different and greater risks. There may be less publicly available information about companies in many Asian countries, and the stock exchanges and brokerage industries in many Asian countries typically do not have the level of government oversight as do those in the United States. Securities markets of many Asian countries are also substantially smaller, less liquid and more volatile than securities markets in the United States.

Depositary Receipts: Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (at least five years).

Risks Associated with Medium-Size Companies: Medium-size companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Risks Associated with China, Hong Kong and Taiwan

China: The Chinese government exercises significant control over China’s economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency-denominated obligations. Changes in these policies could adversely impact affected industries or companies. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S. In addition, as its consumer class emerges, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. China’s currency, which historically has been managed in a tight range relative to the U.S. dollar, may in the future be subject to greater uncertainty as Chinese authorities change the policies that determine the exchange rate mechanism.

Hong Kong: If China were to exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance and have an adverse effect on the Fund’s investments.

Taiwan: Although the relationship between China and Taiwan has been improving, there is the potential for future political or economic disturbances that may have an adverse impact on the values of investments in either China or Taiwan, or make investments in China and Taiwan impractical or impossible.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in the Fund could go down, meaning you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows the Fund’s performance for the past 10 years and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month-end performance, please visit matthewsasia.com or call 800.789.ASIA (2742).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the Fund’s performance for the past 10 years and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.789.ASIA (2742)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	matthewsasia.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The information presented below is past performance, before and after taxes, and is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL RETURNS FOR YEARS ENDED 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Q2 2009 41.53% Worst Quarter Q4 2008 -20.11%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	41.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.11%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2016
Investor Class Shares Prospectus | MATTHEWS PACIFIC TIGER FUND | MSCI All Country Asia ex Japan Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.76%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.13%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.99%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.60%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 1994
Investor Class Shares Prospectus | MATTHEWS PACIFIC TIGER FUND | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Account Fee on Redemptions (for wire redemptions only)	rr_MaximumAccountFee	$ 9
Management Fees	rr_ManagementFeesOverAssets	0.66%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[1]
Administration and Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.14%
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 110
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	346
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	600
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,328
Annual Return 2007	rr_AnnualReturn2007	33.66%
Annual Return 2008	rr_AnnualReturn2008	(46.12%)
Annual Return 2009	rr_AnnualReturn2009	75.37%
Annual Return 2010	rr_AnnualReturn2010	22.30%
Annual Return 2011	rr_AnnualReturn2011	(11.41%)
Annual Return 2012	rr_AnnualReturn2012	21.00%
Annual Return 2013	rr_AnnualReturn2013	3.63%
Annual Return 2014	rr_AnnualReturn2014	11.79%
Annual Return 2015	rr_AnnualReturn2015	(1.30%)
Annual Return 2016	rr_AnnualReturn2016	(0.16%)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.16%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.67%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.57%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.11%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 12, 1994
Investor Class Shares Prospectus | MATTHEWS PACIFIC TIGER FUND | Investor Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.69%)	[3]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.75%	[3]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.55%	[3]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.29%	[3]
Investor Class Shares Prospectus | MATTHEWS PACIFIC TIGER FUND | Investor Class Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.48%	[3]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.30%	[3]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.38%	[3]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.81%	[3]

[1]	The Trust's 12b-1 Plan (the "Plan") is inactive. Although the Plan currently is not active, it is reviewed by the Board annually in case the Board decides to re-activate the Plan. The Plan would not be re-activated without prior notice to shareholders. If the Plan were reactivated, the fee would be up to 0.25% for each of the Investor Class and Institutional Class, respectively.
[2]	Matthews has contractually agreed to waive a portion of its advisory fee and administrative and shareholder services fee if the Fund's average daily net assets are over $3 billion, as follows: for every $2.5 billion average daily net assets of the Fund that are over $3 billion, the advisory fee rate and the administrative and shareholder services fee rate for the Fund with respect to such excess average daily net assets will be each reduced by 0.01%, in each case without reducing such fee rate below 0.00%. Any amount waived by Matthews pursuant to this agreement may not be recouped by Matthews. This agreement will remain in place until April 30, 2018 and may be terminated at any time (i) by the Trust on behalf of the Fund or by the Board of Trustees upon 60 days' prior written notice to Matthews; or (ii) by Matthews upon 60 days' prior written notice to the Trust, in each case without payment of any penalty.
[3]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.